CONSOLIDATED STATEMENT OF OPERATIONS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating revenues
Dayrate revenue	$ 205.8	$ 265.2	$ 327.6
Related party revenue	39.5	42.3	6.5
Total operating revenues	245.3	307.5	334.1
Gain on disposals	1.2	19.0	6.4
Operating expenses
Rig operating and maintenance expenses	(180.5)	(270.4)	(307.9)
Depreciation of non-current assets	(119.6)	(117.9)	(101.4)
Impairment of non-current assets	0.0	(77.1)	(11.4)
Amortization of acquired contract backlog	0.0	0.0	(20.2)
General and administrative expenses	(34.7)	(49.1)	(50.4)
Total operating expenses	(334.8)	(514.5)	(491.3)
Operating loss	(88.3)	(188.0)	(150.8)
Other non-operating income	3.6	0.0	0.0
Income/(loss) from equity method investments	16.1	9.5	(9.0)
Financial income (expenses), net
Interest income	0.0	0.2	1.5
Interest expenses, net of amounts capitalized	(92.9)	(87.4)	(70.4)
Other financial expenses, net	(21.8)	(35.7)	(59.2)
Total financial expenses, net	(114.7)	(122.9)	(128.1)
Loss before income taxes	(183.3)	(301.4)	(287.9)
Income tax expense	(9.7)	(16.2)	(11.2)
Net loss	(193.0)	(317.6)	(299.1)
Net loss attributable to non-controlling interests	0.0	0.0	(1.5)
Net loss attributable to shareholders of Borr Drilling Limited	$ (193.0)	$ (317.6)	$ (297.6)
Loss per share
Basic loss per share (in dollars per share)	$ (1.43)	$ (4.22)	$ (5.54)
Diluted loss per share (in dollars per share)	$ (1.43)	$ (4.22)	$ (5.54)
Weighted average number of shares outstanding, basic, during the year (in shares)	134,726,336	75,177,352	53,739,313
Weighted average number of shares outstanding, diluted, during the year (in shares)	134,726,336	75,177,352	53,739,313